CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Common stock, no par value (in usd per share)	$ 0	$ 0
Common stock, shares issued (in shares)	348,708,567	347,821,606
Common stock, shares outstanding (in shares)	348,708,567	347,821,606